Defined Asset Funds (SM)


Select Series
1999
B


IRA Ideal!


Select Ten Portfolio


A Defined Strategy
for Total Return



[ML LOGO] Merrill Lynch



Selecting investments for your portfolio can be complicated -- unless you have a strategy.

The Strategy

The Select Ten Portfolio seeks total return by holding the ten highest dividend-yielding stocks of the Dow Jones Industrial Average* (DJIA) for about one year (the "Strategy").

The Portfolio looks for potential values through a contrarian approach of investing in companies whose stocks show the highest yields, indicating that their prices may be depressed. Because we limit the field of potential stocks to those in the DJIA, the Portfolio is selected from a group of large, well-established companies whose financial strength makes it likely that they can rebound from such price under-valuation. This basic strength is essential to the Strategy.

Each year, we intend to reapply the screening process to select a new Portfolio. You can reinvest in the next Portfolio, if available, at a reduced sales charge, or you can redeem your investment. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

It's Convenient

Invest in a fixed Portfolio of widely held stocks with just one purchase and enjoy the advantages of:

o Quarterly Dividends. You will receive four consolidated checks per year, not 40 for the ten stocks.

o Reinvestment. You may choose to reinvest your dividends at a reduced sales charge to compound your income.

o Cost. Investments start at about $250, with sales charge discounts available for volume purchases of $50,000 or more.

o Buy and Hold. You are buying and holding, for about a year, a Portfolio of established companies with relatively high dividend yields.

o Tax-Efficiency. On rollovers to future Portfolios, if available, you will defer recognition of gains and losses that are transferred to the new Portfolio.

Select Ten Portfolio -- 1999 Series B(1)

      Name of Issuer                          Ticker Symbol     Current Dividend
                                                                     Yield(2)
1.  Philip Morris Companies, Inc.                 MO                  4.46%
2.  J.P. Morgan & Company, Inc.                   JPM                 2.99
3.  General Motors Corporation                    GM                  2.93
4.  Chevron Corporation                           CHV                 2.66
5.  Eastman Kodak Company                         EK                  2.59
6.  Minnesota Mining & Manufacturing Company      MMM                 2.55
7.  Exxon Corporation                             XON                 2.03
8.  Du Pont (E.I.) De Nemours & Company           DD                  1.99
9.  Goodyear Tire & Rubber Company                GT                  1.98
10. Caterpillar, Inc.                             CAT                 1.91

The Portfolio does not reflect the research, opinions or any buy or sell recommendations of any of the Sponsors.

------------
     (1) Initial date of deposit-June 7, 1999.

     (2) Current dividend yield for each security was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on that security and dividing the result by its market value as of the close of trading on June 4, 1999. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.


Past Performance of Prior Select Ten Portfolios

Past performance is no guarantee of future results.

  Series From Inception Through 3/31/99    Most Recently Completed Portfolio
      (including annual rollovers)
Inception    Series     Return            Period           Series      Return
5/17/91        B        15.10%         5/27/97-6/30/98        B        11.29%
1/3/92         A        13.98          1/28/98-3/5/99         A        5.33
9/1/92         C        18.34          9/22/97-10/23/98       C        6.79
7/22/96        3        18.06          7/28/97-8/28/98        3        1.59
11/1/96        5        12.31          11/10/97-12/18/98      5        6.66
1/2/97         J        9.24           1/6/98-2/8/99          J        8.80
2/25/97        1        7.06           2/25/97-3/27/98        1        19.38
4/28/97        2        12.06          4/28/97-6/5/98         2        24.49
9/3/97         4        8.84           9/3/97-10/2/98         4        2.02

The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.

*Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio.
"S&P 500 Index" is a trademark of The McGraw-Hill Companies, Inc.

The Dow Jones Industrial Average

The Dow Jones Industrial Average consists of 30 common stocks chosen by the editors of The Wall Street Journal as representative of the New York Stock Exchange and of American industry. These companies are highly capitalized, and their stocks are widely held by both individual and institutional investors.
The current companies are:

Alcoa
Allied Signal
American Express
AT&T
Boeing
Caterpillar
Chevron
Citigroup
Coca-Cola
Du Pont
Eastman Kodak
Exxon
General Electric
General Motors
Goodyear
Hewlett-Packard
IBM
International Paper
Johnson & Johnson
J.P.Morgan & Co.
McDonald's
Merck
Minnesota Mining & Manufacturing (3M)
Philip Morris
Procter & Gamble
Sears Roebuck & Co.
Union Carbide
United Technologies
Wal-Mart Stores
Walt Disney

Hypothetical Past Performance of the Strategy (not any Portfolio)

Growth of $10,000 Invested Over 25 Years -- 1/1/74 Through 3/31/99

Strategy(3).....$480,277    DJIA.....$309,021    S&P 500 Index*.....$324,504

Growth of $10,000 Invested Over 26 Years -- 1/1/73 Through 3/31/99

[A mountain chart compares the hypothetical past performance from 1/1/73 through 3/31/99 of the Strategy (ochre), the Dow Jones Industrial Average
(DJIA) (pink), and the S&P 500 Index* (purple). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart ("net of sales charges and expenses"). The horizontal (X) axis compares the cumulative annual performance by year, from 1/1/73 through 3/31/99 The vertical (Y) axis reflects the dollar amount value for each index from 1/1/73 through 3/31/99 The initial value of each investment is $10,000. Throughout the aforementioned period, increases in each investment builds towards the Y axis. At the end of this period, the Y axis reflects the ending value of the Strategy ($465,452), the ending value of the DJIA ($268,478), and the ending value of the S&P 500 Index ($276,932).]


Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy (with Portfolio sales charges and expenses deducted) would have underperformed the DJIA in 13 and the S&P 500 Index in 12 of the last 26 years. There can be no assurance that any Portfolio will outperform either index.

Portfolio results of this value-oriented Strategy may differ from the DJIA for various reasons. For example, the DJIA performance may be driven by stocks not held in the Portfolio, such as growth stocks.

Annual Total Returns

Strategy returns are net of sales charges and expenses(3).

---------------------------------------------------------------------------------------------
                                    S&P 500                                           S&P 500
Year     Strategy(3)     DJIA        Index      Year       Strategy(3)      DJIA       Index
---------------------------------------------------------------------------------------------
1973        -4.08%      -13.12%     -14.66%     1987          5.06          6.02       5.67
---------------------------------------------------------------------------------------------
1974        -2.40       -23.14      -26.47      1988          22.44        15.95       16.58
---------------------------------------------------------------------------------------------
1975        55.65        44.40       36.92      1989          25.65        31.71       31.11
---------------------------------------------------------------------------------------------
1976        33.25        22.72       23.53      1990         -10.14        -0.57       -3.20
---------------------------------------------------------------------------------------------
1977        -2.90       -12.71       -7.19      1991          31.81        23.93       30.51
---------------------------------------------------------------------------------------------
1978        -1.91         2.69        6.39      1992           6.44         7.34        7.67
---------------------------------------------------------------------------------------------
1979        10.48        10.52       18.02      1993          25.30        16.72        9.97
---------------------------------------------------------------------------------------------
1980        24.69        21.41       31.50      1994           1.95         4.95        1.30
---------------------------------------------------------------------------------------------
1981         5.51        -3.40       -4.83      1995          34.97        36.48       37.10
---------------------------------------------------------------------------------------------
1982        23.78        25.79       20.26      1996          26.34        28.57       22.69
---------------------------------------------------------------------------------------------
1983        36.93        25.68       22.27      1997          19.92        24.78       33.10
---------------------------------------------------------------------------------------------
1984         5.41         1.06        5.95      1998           8.55        18.00       28.34
---------------------------------------------------------------------------------------------
1985        27.00        32.78       31.43     3/31/99        -0.67         7.01        4.97
---------------------------------------------------------------------------------------------
1986        32.96        26.91       18.37     Average       15.75%        13.35%     13.49%
---------------------------------------------------------------------------------------------

------------
(3) Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.

Average Annual Total Returns
For periods ending 12/31/98

-----------------------------------------------------------------------------
                 3 year    5 year    10 year    15 year    20 year    25 year
-----------------------------------------------------------------------------
Strategy(3)      17.73%    17.51%    16.12%     16.74%     17.49%     16.78%
-----------------------------------------------------------------------------
DJIA             23.71%    22.08%    18.62%     17.71%     17.14%     14.40%
-----------------------------------------------------------------------------
S&P 500 Index    27.97%    23.82%    19.03%     17.74%     17.50%     14.71%
-----------------------------------------------------------------------------


Returns shown represent price changes plus dividends reinvested at year ends, divided by the initial public offering price and do not reflect deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times, stocks may not be weighted equally and Strategy returns do not reflect deduction of commissions.


Defined Asset Funds (SM)
Buy With Knowledge.Hold With Confidence


EQUITY INVESTOR FUNDS

Other Select Series

United Kingdom Portfolio
(Financial Times Index)
Select Amex Institutional Portfolio
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Baby Boom Economy Portfolios(SM)
Health Care Trust (Pharmaceutical & Biotechnology Portfolio)
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

Index Series

S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS

Corporate Funds
Government Funds
Municipal Funds


Defined Asset Funds -- Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a Unit Investment Trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.


Select Today!

You can get started today with the Select Ten Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.


Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments. It may not be appropriate for investors seeking capital preservation.

o There can be no assurance that the Portfolio will meet its objective, that dividend rates will be maintained, that stock prices will not decrease over the life of the Portfolio or that the Portfolio will outperform the indices.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

o These stocks may have higher yields because they, or their industries, are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which contributed to these relatively low prices and high yields will change.

Tax Reporting

The proceeds you receive when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs.

In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and, after the initial offering period, the charge for organization costs. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year. Net capital gains, if any, on assets held over a year may qualify for a favorable federal tax rate (currently no more than 20%) for individuals. However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

-----------------------------------------------------------------------
                                         As a % of
                                           Public           Amount Per
                                       Offering Price       1,000 Units
-----------------------------------------------------------------------
Initial Sales Charge                      1.00%               $10.00
-----------------------------------------------------------------------
Deferred Sales Charge                     1.75%               $17.50
-----------------------------------------------------------------------
Maximum Sales Charge                      2.75%               $27.50
-----------------------------------------------------------------------
Estimated Annual Expenses
-----------------------------------------------------------------------
(as a % of net assets)                    0.120%              $1.19
-----------------------------------------------------------------------
Estimated Organization Costs                                  $0.57
-----------------------------------------------------------------------

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

--------------------------------------------------------------------
             Amount                   Total Sales Charge as a % of
            Purchased                    Public Offering Price
--------------------------------------------------------------------
Less than $50,000                                2.75%
$50,000 to $99,999                               2.50%
$100,000 to $249,999                             2.00%
$250,000 to $999,999                             1.75%
$1,000,000 or more                               1.00%
--------------------------------------------------------------------



The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[recycle logo] Printed on Recycled Paper

11342BR-6/99

[copyright logo] 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.